CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash investments	$ 1,351	$ 1,656
Receivables	933	875
Inventories	726	706
Prepaid expenses and other	107	68
Assets held for sale	100	124
Total current assets	3,217	3,429
Property and equipment, net	1,326	1,454
Goodwill	1,894	1,891
Other intangible assets, net	151	196
Other assets	184	209
Assets held for sale	103	118
Total Assets	6,875	7,297
Current Liabilities:
Accounts payable	788	727
Notes payable	206	803
Accrued liabilities	823	766
Liabilities held for sale	45	67
Total current liabilities	1,862	2,363
Long-term debt	3,422	3,222
Deferred income taxes and other	1,053	958
Liabilities held for sale	4	12
Total Liabilities	6,341	6,555
Commitments and contingencies
Equity:
Common shares authorized: 1,400,000,000; issued and outstanding: 2012 - 349,000,000; 2011 - 347,900,000	349	348
Preferred shares authorized: 1,000,000; issued and outstanding: 2012 and 2011 - None
Paid-in capital	16	65
Retained (deficit) earnings	(102)	38
Accumulated other comprehensive income	59	76
Total Masco Corporation's shareholders' equity	322	527
Noncontrolling interest	212	215
Total Equity	534	742
Total Liabilities and Equity	$ 6,875	$ 7,297